CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows used in Operating Activities:
Net income / (loss)	$ (52,895)	$ 3,819	$ (149,014)
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Depreciation and amortization of deferred charges (Note 4)	4,945	8,147	12,740
Amortization of deferred financing costs (Note 8)	176	322	427
Amortization of discount premium (Notes 3 and 5)	8,990	6,010	0
Amortization of prepaid charter revenue	0	0	3,798
Impairment losses (Note 4)	20,654	8,363	118,861
Loss / (gain) on vessels' sale (Note 4)	16,700	(945)	2,899
Compensation cost on restricted stock awards (Note 7)	1,587	1,171	1,119
Gain from bank debt write off (Note 3)	0	(42,185)	0
Actuarial gain / (loss)	51	26	(25)
(Increase) / Decrease in:
Accounts receivable, trade	318	43	282
Inventories	1,033	914	1,123
Prepaid expenses and other assets	(32)	639	(1,617)
Increase / (Decrease) in:
Accounts payable, trade and other	(455)	175	(1,236)
Due to related parties	(61)	(40)	0
Accrued liabilities	(685)	995	(291)
Deferred revenue	(134)	331	(539)
Other liabilities, non current	(22)	36	50
Drydock costs	(500)	(474)	(540)
Net Cash used in Operating Activities	(330)	(12,653)	(11,963)
Cash Flows provided by Investing Activities:
Vessel improvements	0	0	(194)
Proceeds from sale of vessels, net of expenses (Note 4)	92,905	5,895	10,618
Property and equipment additions	(126)	(15)	(29)
Insurance settlements	372	785	179
Net Cash provided by Investing Activities	93,151	6,665	10,574
Cash Flows used in Financing Activities:
Proceeds from a related party loan (Note 3)	0	40,000	0
Proceeds from an unrelated party loan (Note 5)	0	35,000	0
Repayments of a related party loan (Note 3)	(87,617)	0	0
Repayments of unrelated parties loans (Note 5)	(18,500)	(111,500)	(19,159)
Issuance of preferred stock, net of expenses (Note 7)	17,413	31,989	0
Payments of financing costs	(68)	(373)	(150)
Cash dividends (Note 9)	0	0	(374)
Net Cash used in Financing Activities	(88,772)	(4,884)	(19,683)
Net increase / (decrease) in cash, cash equivalents and restricted cash	4,049	(10,872)	(21,072)
Cash, cash equivalents and restricted cash at beginning of the year	6,444	17,316	38,388
Cash, cash equivalents and restricted cash at end of the year	10,493	6,444	17,316
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash	6,444	17,316	38,388
SUPPLEMENTAL CASH FLOW INFORMATION
Related party loan reduction in exchange for preferred shares (Notes 3 and 7)	0	3,000	0
Interest payments, net of amounts capitalized	$ 2,355	$ 7,724	$ 6,626